Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

Our accounting and reporting policies conform to U.S. generally accepted accounting principles (“GAAP”) and to general practices within the banking industry. The following is a description of the more significant of those policies.

Consolidation and Basis of Presentation

Our consolidated financial statements include the accounts of the International Bancshares Corporation, its wholly-owned Subsidiary Banks and its wholly-owned non-bank subsidiaries, IBC Subsidiary Corporation, IBC Trading Company, Premier Tierra Holdings, Inc., IBC Charitable and Community Development Corporation, and IBC Capital Corporation.  All significant inter-company balances and transactions have been eliminated in consolidation.

We, through our Subsidiary Banks,  are primarily engaged in the business of banking, including the acceptance of checking and savings deposits and the making of commercial, real estate, personal, home improvement, automobile and other installment and term loans. Our primary markets are north, south, central, and southeast Texas and the state of Oklahoma. Each of our Subsidiary Banks is very active in facilitating international trade along the United States border with Mexico and elsewhere. Although our loan portfolio is diversified, the ability of our debtors to honor their contracts is primarily dependent upon the economic conditions in our trade area. In addition, the investment portfolio is directly impacted by fluctuations in market interest rates. We are subject to the regulations of certain federal agencies as well as the Texas Department of Banking and the Oklahoma Department of Banking and undergo periodic examinations by those regulatory authorities. Such agencies may require certain standards or impose certain limitations based on their judgments or changes in law and regulations.

We own one insurance‑related subsidiary, IBC Insurance Agency, Inc., a wholly owned subsidiary of our Subsidiary Bank,  International Bank of Commerce, Laredo. The insurance‑related subsidiary does not conduct underwriting activities.

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statement of condition and income and expenses for the periods. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant changes in the near‑term relate to the determination of the allowance for probable loan losses.

Subsequent Events

We have evaluated all events or transactions that occurred through the date we issued these financial statements. During this period, we did not have any material recognizable or non‑recognizable subsequent events.

Investment Securities

We classify debt securities into one of these categories: held‑to‑maturity, available‑for‑sale, or trading. Such classifications are reassessed for appropriate classification at each reporting date. Securities that are intended and expected to be held until maturity are classified as “held‑to‑maturity” and are carried at amortized cost for financial statement reporting. Securities that are not positively expected to be held until maturity, but are intended to be held for an indefinite period of time are classified as “available‑for‑sale” or “trading” and are carried at their fair value. Unrealized holding gains and losses are included in net income for those securities classified as “trading”, while unrealized holding gains and losses related to those securities classified as “available‑for‑sale” are excluded from net income and reported net of tax as other comprehensive income and in shareholders’ equity as accumulated other comprehensive income (loss) until realized. We did not maintain any trading securities during the three-year period ended December 31, 2018.

Mortgage‑backed securities held at December 31, 2018 and 2017 represent participating interests in pools of long‑term first mortgage loans originated and serviced by the issuers of the securities. Mortgage‑backed securities are either issued or guaranteed by the U.S. government or its agencies including the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”) or other non‑government entities. Investments in residential mortgage‑backed securities issued by Ginnie Mae are fully guaranteed by the U. S. government. Investments in residential mortgage‑backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. government; however, we believe that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in 2008 and because securities issued by others that are collateralized by residential mortgage‑backed securities issued by Fannie Mae or Freddie Mac are rated consistently as AAA rated securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the security.

Premiums and discounts are amortized using the level yield or “interest method” over the terms of the securities. Declines in the fair value of held‑to‑maturity and available‑for sale‑securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In determining whether other‑than‑temporary impairment exists, management considers many factors, including (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near‑term prospects of the issuer, and (iii) our intent to hold and our determination of whether we will more likely than not be required to sell the security prior to a recovery in fair value. If we determine that (i) we intend to sell the security or (ii) it is more likely than not that we will be required to sell the security before it’s anticipated recovery, the other‑than‑temporary impairment that is recognized in earnings is equal to the difference between the fair value of the security and our amortized cost of the security. If we determine that we (i) do not intend to sell the security and (ii) we will not be more likely than not required to sell the security before it’s anticipated recovery, the other‑than‑temporary impairment is segregated into its two components (i) the amount of impairment related to credit loss and (ii) the amount of impairment related to other factors. The difference between the present value of the cash flows expected to be collected and the amortized cost is the credit loss recognized through earnings and an adjustment to the cost basis of the security. The amount of impairment related to other factors is included in other comprehensive income (loss). Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Equity Securities

Prior to January 1, 2018, equity securities with readily determinable fair values were included in available-for-sale securities, with the unrealized gain or loss recorded as a component of other comprehensive income (loss).  Pursuant to the adoption of ASU 2016-02, equity securities with readily determinable fair values are a separate component of our balance sheet, with unrealized gains and losses recognized in net income.  Equity securities with readily determinable fair values at December 31, 2018 and December 31, 2017 consist primarily of Community Reinvestment Act funds.

Provision and Allowance for Probable Loan Losses

The allowance for probable loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to operating expense and reduced by net charge‑offs. The provision for probable loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for probable loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

Management believes that the allowance for probable loan losses is adequate. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review our Subsidiary Banks’ allowances for probable loan losses. Such agencies may require our Subsidiary Banks to make additions or reductions to their GAAP allowances based on their judgments of information available to them at the time of their examination.

The Subsidiary Banks charge-off that portion of any loan which management considers to represent a loss as well as that portion of any other loan which is classified as a “loss” by bank examiners. Commercial, financial and agricultural or real estate loans are generally considered by management to represent a loss, in whole or part, (i) when an exposure beyond any collateral coverage is apparent, (ii) when no further collection of the portion of the loan so exposed is anticipated based on actual results, (iii) when the credit enhancements, if any, are not adequate, and (iv) when the borrower’s financial condition would indicate so. Generally, unsecured consumer loans are charged-off when 90 days past due.

Loans

Loans are reported at the principal balance outstanding, net of unearned discounts. Interest income on loans is reported on an accrual basis. Loan fees and costs associated with originating the loans are accreted or amortized over the life of the loan using the interest method. We originate mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse. Loans held for sale are carried at cost and the principal amount outstanding is not significant to the consolidated financial statements.

Impaired Loans

Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan’s effective interest rate; (2) the loan’s observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all our impaired loans are measured at the fair value of the collateral. In limited cases, we may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Troubled Debt Restructured Loans

Troubled debt restructured loans (“TDR”) are those loans where, for reasons related to a borrower’s difficulty to repay a loan, we grant a concession to the borrower that we would not normally consider in the normal course of business. The original terms of the loan are modified or restructured. The terms that may be modified include a reduction in the original stated interest rate, an extension of the original maturity of the loan, a renewal of the loan at an interest rate below current market rates, a reduction in the principal amount of debt outstanding, a reduction in accrued interest or deferral of interest payments. A loan classified as a TDR is classified as an impaired loan and included in the impaired loan totals. A TDR loan may be returned to accrual status when the loan is brought current, has performed in accordance with the restructured terms for a reasonable period of time, is at the current market rate, and the ultimate collectability of the outstanding principal and interest is no longer questionable, however, although those loans may be placed back on accrual status, they will continue to be classified as impaired. Consistent with regulatory guidance, a TDR loan that is subsequently modified, but has shown sustained performance and classification as a TDR, will be removed from TDR status provided that the modified terms were market-based at the time of modification.

Non‑Accrual Loans

The non‑accrual loan policy of our Subsidiary Banks is to discontinue the accrual of interest on loans when management determines that it is probable that future interest accruals will be un‑collectible. As it relates to consumer loans, management charges-off those loans when the loan is contractually 90 days past due. Under special circumstances, a consumer or non‑consumer loan may be more than 90 days delinquent as to interest or principal and not be placed on non‑accrual status. This situation generally results when a Subsidiary Bank has a borrower who is experiencing financial difficulties, but not to the extent that requires a restructuring of indebtedness. The majority of this category is composed of loans that are considered to be adequately secured and/or for which there are expected future payments. When a loan is placed on non‑accrual status, any interest accrued, not paid is reversed and charged to operations against interest income. As it relates to non‑consumer loans that are not 90 days past due, management will evaluate each of these loans to determine if placing the loan on non‑accrual status is warranted. Interest income on non‑accrual loans is recognized only to the extent payments are received or when, in management’s opinion, the debtor’s financial condition warrants reestablishment of interest accruals.

Other Real Estate Owned and Reposessed Assets

Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal). Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for probable loan losses, if necessary. Any subsequent write‑downs are charged against other non‑interest expense through a valuation allowance. Other real estate owned totaled approximately $57,344,000 and $30,519,000 at December 31, 2018 and 2017, respectively. Other real estate owned is included in other assets.  Reposessed assets consist primarily of non-real estate assets acquired by foreclosure.  Prior to foreclosure, the value of the underlying loan is written down to the fair value of the asset to be repossessed by a charge to the allowance for probable loan losses, if necessary.  Reposessed assets are included in other assets on the consolidated financial statements and totaled approximately $6,454,000 and $303,000 at December 31, 2018 and 2017, respectively.

Bank Premises and Equipment

Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on straight‑line and accelerated methods over the estimated useful lives of the assets. Repairs and maintenance are charged to operations as incurred and expenditures for renewals and betterments are capitalized.

Other Investments

Other investments include equity investments in non‑financial companies, as well as equity securities with no readily determinable fair market value. Equity investments are accounted for using the equity method of accounting. Equity securities with no readily determinable fair value are accounted for using the cost method.

Cash Surrender Value of Bank Owned Life Insurance

Cash surrender value of bank owned life insurance includes investments in cash value insurance policies to assist with financing employee compensation and benefit programs.  The cash value of the underlying policies accumulates on a tax-free basis and is received through death proceeds, which are also tax-free.  The earnings on the policies are derived from the investment portfolio returns of the individual insurance carriers for general account policies and on the returns on investments segregated in our name for separate account policies.

Revenue Recognition

On January 1, 2018, we adopted the provisions of ASU 2014-09 to ASC 606, “Revenue from Contracts with Customers.”  Since our revenue is primarily comprised of net interest income on financial assets and liabilities, which were excluded from the scope of the update, the remaining non-interest revenue streams were identified and then analyzed under the provisions of the update, to:  (i) indentify the contract, (ii) identify the performance obligation, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue when the performance obligation was satisfied.  Our non-interest revenue contracts with customers are primarily short term and our performance obligation is satisfied at a single point in time, typically within a single period.  No changes to our existing methods for recognizing revenue were made as a result of the update.

Income Taxes

Deferred income tax assets and liabilities are determined using the asset and liability method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. We file a consolidated federal income tax return with our subsidiaries.

Recognition of deferred tax assets is based on management’s assessment that the benefit related to certain temporary differences, tax operating loss carry forwards, and tax credits are more likely than not to be realized. A valuation allowance is recorded for the amount of the deferred tax items for which it is more likely than not that the tax benefits will not be realized.

We evaluate uncertain tax positions at the end of each reporting period. We may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2018 and 2017, respectively, after evaluating all uncertain tax positions, we have recorded no liability for unrecognized tax benefits at the end of the reporting period. We would recognize any interest accrued on unrecognized tax benefits as other interest expense and penalties as other non‑interest expense. During the years ended December 31, 2018, 2017 and 2016, we recognized no interest expense or penalties related to uncertain tax positions.

We file consolidated tax returns in the U.S. Federal jurisdiction and various state jurisdictions. We are no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2015.

Stock Options

Compensation expense for stock awards is based on the market price of the stock on the measurement date, which is generally the date of grant, and is recognized ratably over the service period of the award. The fair value of stock options granted was estimated using the Black‑Sholes‑Merton option‑pricing model. This model was developed for use in estimating the fair value of publicly traded options that have no vesting restrictions and are fully transferable. Additionally, the model requires the input of highly subjective assumptions. Because our employee stock options have characteristics significantly different from those of publicly traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the Black‑Scholes‑Merton option‑pricing model does not necessarily provide a reliable single measure of the fair value of our stock options.

Net Income Per Share

Basic Earnings Per Share (“EPS”) is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Goodwill and Identified Intangible Assets

Goodwill represents the excess of costs over fair value of assets of businesses acquired. Goodwill is tested for impairment at least annually or on an interim basis if an event triggering impairment may have occurred. As of October 1, 2018, after completing goodwill testing, we have determined that no goodwill impairment exists.

Identified intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset, or liability. Our identified intangible assets relate to core deposits and contract rights. As of December 31, 2018, we have determined that no impairment of identified intangibles exists. Identified intangible assets with definite useful lives are amortized on an accelerated basis over their estimated life. See Note 6—Goodwill and Other Intangible Assets.

Impairment of Long‑Lived Assets

Long‑lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the statement of condition and reported at the lower of the carrying value or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the statement of condition.

Consolidated Statements of Cash Flows

For purposes of the consolidated statements of cash flows, we consider all short‑term investments with a maturity at date of purchase of three months or less to be cash equivalents. Also, we report transactions related to deposits and loans to customers on a net basis.

Accounting for Transfers and Servicing of Financial Assets

We account for transfers and servicing of financial assets and extinguishments of liabilities based on the application of a financial‑components approach that focuses on control. After a transfer of financial assets, we recognize the financial and servicing assets we control and liabilities we have incurred, derecognize financial assets when control has been surrendered and derecognize liabilities when extinguished. We have retained mortgage servicing rights in connection with the sale of mortgage loans. Because we may not initially identify loans as originated for resale, all loans are initially treated as held for investment. The value of the mortgage servicing rights are reviewed periodically for impairment and are amortized in proportion to, and over the period of estimated net servicing income or net servicing losses. The value of the mortgage servicing rights is not significant to the consolidated statements of condition.

Segments of an Enterprise and Related Information

We operate as one segment. The operating information used by our chief executive officer for purposes of assessing performance and making operating decisions is the consolidated financial statements presented in this report. We have five active operating subsidiaries, namely, the Subsidiary Banks.  We apply the provisions of ASC Topic 280, “Segment Reporting,” in determining our reportable segments and related disclosures.

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale.

Advertising

Advertising costs are expensed as incurred.

Reclassifications

Certain amounts in the prior year’s presentations have been reclassified to conform to the current presentation. These reclassifications had no effect on previously reported net income or shareholders’ equity.

New Accounting Standards

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 to ASC 606, “Revenue from Contracts with Customers.”  The update sets a common standard that defines revenue and the principles for recognizing revenue.  The update outlines when an entity should recognize revenue, among other matters.  At its core, the update states that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services.  The update also outlines the steps that entities should take to determine and record the current revenue number including:  (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract(s), (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract(s), and (v) recognize revenue when (or as) the entity satisfies the identified performance obligations in the contract(s).  The update was originally effective for annual periods beginning after December 31, 2016 and the interim periods within that reporting period.  In August 2015, the FASB issued Accounting Standards Update No. 2015-14 which deferred the effective date of ASU 2014-09 by one year to annual and interim periods beginning after December 15, 2017.  On January 1, 2018, we adopted the provisions of ASU 2014-09 to ASC 606.  Our revenue is primarily comprised of net interest income on financial assets and financial liabilities, which is explicitly excluded from the scope of ASC 606. We have evaluated the impact of the accounting standards update on certain other non-interest revenue streams that the provisions of the update apply to and has determined that the adoption of the new provisions to ASC 606 did not have a significant impact to our consolidated financial statements or operations.

In January 2016, the FASB issued Accounting Standards Update No. 2016-01 to ASC 825-10, “Financial Instruments – Overall.”  The update amends existing standards regarding certain aspects of recognition and measurement of financial assets and financial liabilities.  The amendments in the update establish the following guidance:  (i) requires equity investments, except those accounted for under the equity method of accounting or those that result in consolidation of the investee, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity securities without readily determinable fair values by requiring a qualitative assessment, (iii) eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities, (iv) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet, (v) requires public business entities to use the exit price notion when measuring fair value for disclosure purposes, (vi) requires an entity to present separately, in other comprehensive income, the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option, (vii) requires separate presentation of financial assets and liabilities  by measurement category and form of financial assets on the balance sheet or in the accompanying notes to the financial statements, and (viii) clarifies that an entity should evaluate the need to a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.  The update is effective for interim and annual periods beginning after December 15, 2017.  On January 1, 2018, we adopted the provisions of ASU 2016-01 The main effect resulting from the adoption of the new standards is that beginning on January 1, 2018, equity securities with readily determinable fair values are now reported in a single line item on the face of our consolidated statement of condition under the caption, “Equity securities with readily determinable fair values.” Additionally, the changes in fair value of the equity securities is now recognized in net income and is included in other non-interest expense on the face of our consolidated income statement. Prior to January 1, 2018, the equity securities were classified as available-for-sale and stated at fair value with unrealized gains and losses included in accumulated comprehensive income, net of tax and had a net unrealized loss of $189,000. Other equity securities without readily determinable fair values are recorded at cost less any impairment, if any, and included in other investments in our consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 to ASC 820, “Leases.”  The update amends existing standards for accounting for leases by lessees, with accounting for leases by lessors remaining mainly unchanged from current guidance.  The update requires that lessees recognize a lease liability and a right of use asset for all leases (with the exception of short-term leases) at the commencement date of the lease and disclose key information about leasing arrangements.  The update is to be applied on a modified retrospective basis for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.  The update is effective for interim and annual periods beginning after December 15, 2018.  In January 2018, the FASB issued a proposal that provides an additional transition method that would allow entities to not apply the guidance in the update in the comparative periods presented in the consolidated financial statements, but instead recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption.  The adoption of the update is not expected to have a significant impact to our consolidated financial statements.

In June 2016, the FASB issued Accounting Standards Update No. 2016-13 to ASC 326, “Financial Instruments – Credit Losses.”  The update amends existing standards for accounting for credit losses for financial assets.  The update requires that the expected credit losses on the financial instruments held as of the end of the period being reported be measured based on historical experience, current conditions, and reasonable and supportable forecasts.  The update also expands the required disclosures related to significant estimates and judgements used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s financial assets.  The update also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration and effective for interim and annual periods beginning after December 15, 2019.  The change in accounting method represents a significant difference to current accounting practice over the accounting for credit losses on financial assets.  We have formed a task force including key members of the teams that work with the current calculation of the allowance for probable loan losses and members representing the corporate accounting and risk management areas.  The task force will be working with a plan to develop and implement the changes to current practice with support from third-party vendors.  We cannot estimate at this time the impact of ASC 326.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04 to ASC 350,  “Intangibles – Goodwill and Other.”  The update amends existing guidance in evaluating goodwill for impairment.  The update requires that an entity perform its annual or interim goodwill test by comparing the fair value of a reporting unit with its carrying amount, with any impairment charges being recognized as the difference between the fair value and carrying value.  The update is intended to standardize the impairment test for all business entities and also reduce the complexity and cost of evaluating goodwill for impairment.  The update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019.  The adoption of the update is not expected to have a significant impact to our consolidated financial statements.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 to ASC 310, “Receivables – Nonrefundable Fees and Other Costs.”  The update amends existing guidance on the amortization period for certain callable debt securities held at a premium.  The update shortens the amortization period of the premium to the earliest call date.  The update is effective for fiscal years beginning after December 15, 2018.  The update is to be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption.  The adoption of the update did not have a significant impact to our consolidated financial statements.

In February 2018, the FASB issued Accounting Standards Update No. 2018-02 to ASC 220, “Income Statement – Reporting Comprehensive Income.”  The update amends current guidance surrounding the reclassification of certain tax effects from accumulated other comprehensive income.  The update is being issued as a result of the 2017 Tax Cuts and Jobs Act and the related impact to comprehensive income as a result of the application of current guidance with respect to changes in tax rates.  Under current guidance, entities must re-evaluate the carrying value of deferred tax assets and liabilities and adjust them for the tax effect of the rate change and record that change through earnings.  The result is that the tax effects for items that normally would only be recognized in comprehensive income will be recognized through earnings and results in stranded tax effects in accumulated other comprehensive income (loss) for the impact of the rate change.  The update will allow a reclassification from accumulated other comprehensive income (loss) to retained earnings for the stranded tax effects resulting from the 2017 Tax Cuts and Jobs Act.  The update is effective for all entities for fiscal years beginning after December 31, 2018.  We adopted the provisions of ASU 2018-02 to ASC 220 in the second quarter of 2018. We recorded a one-time reclassification of $5,997,000 between accumulated comprehensive income (loss) and retained earnings as a result of the adoption of the accounting standards update.

In August 2018, the FASB issued Accounting Standards Update No. 2018-13 to ASC 820, “Fair Value Measurement.”  The update amends the existing guidance surrounding the disclosure of certain fair value measurements.  The update removes certain disclosures that are no longer considered cost beneficial, modifies and, in some instances clarifies, the specific requirements of certain disclosures and adds disclosure requirements that are identified relevant.  The update is effective for fiscal years beginning after December 15, 2019.  The adoption of the update is not expected to have a significant impact on our consolidated financial statements.